Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions
Philips Group
Provisions in millions of EUR

	Post-employment benefits	Product warranty	Environmental	Restructuring-related	Legal	Contingent consideration	Other	Total
Current		624	22	102	477	57	181	1,463
Non-current	558	67	80	14	10	58	248	1,035
Balance as of December 31, 2023	558	692	102	116	487	115	429	2,498

Additions	81	439	9	131	1,015	5	185	1,865
Utilizations	(76)	(507)	(15)	(127)	(477)	(9)	(124)	(1,336)
Releases	(5)	(15)	-	(26)	(28)	(3)	(35)	(113)
Accretion			5		38	3	(1)	45
Changes in discount rate			(7)				-	(8)
Translation differences and other	2	(24)	4	(1)	44	3	(8)	21
Total change	3	(107)	(5)	(23)	592	(2)	16	474

Current		522	20	77	1,066	61	229	1,977
Non-current	560	63	76	16	13	52	216	996
Balance as of December 31, 2024	560	585	96	94	1,079	113	446	2,972
Philips Group
Provisions in millions of EUR

	Post-employment benefits	Product warranty	Environmental	Restructuring-related	Legal	Contingent consideration	Other	Total
Current		653	20	134	74	23	112	1,018
Non-current	546	80	83	6	14	89	279	1,097
Balance as of December 31, 2022	546	733	104	140	89	113	390	2,115

Additions	112	553	18	263	644	24	223	1,836
Utilizations	(91)	(553)	(14)	(219)	(235)	(20)	(134)	(1,266)
Releases	(10)	(20)	(2)	(67)	(10)	(7)	(45)	(159)
Accretion			5		23	1	(3)	25
Acquisitions						6		6
Changes in discount rate			(6)					(6)
Translation differences and other	-	(22)	(3)	(2)	(23)	(2)	(1)	(53)
Total change	12	(42)	(2)	(24)	399	2	39	383

Current		624	22	102	477	57	181	1,463
Non-current	558	67	80	14	10	58	248	1,035
Balance as of December 31, 2023	558	692	102	116	487	115	429	2,498
Philips Group
Respironics field-action provision in millions of EUR

	2023	2024
Balance as of January 1	390	334
Additions	240	30
Utilizations	(285)	(220)
Translation differences and other	(10)	(14)
Balance as of December 31	334	130
Philips Group
Restructuring-related provisions in millions of EUR

	December 31, 2023	December 31, 2024
Diagnosis & Treatment	36	34
Connected Care	18	19
Personal Health	7	15
Other	56	26
Philips Group	116	94
The main elements of other provisions are:
Philips Group
Other provisions in millions of EUR unless otherwise stated

	2023	2024
Other long-term employee benefits	77	80
Self-insurance	63	60
Non-income taxes / social security	51	48
Rights of return	39	44
Decommissioning costs	34	37
Onerous contracts	76	66
Remaining	89	111
Balance as of December 31	429	446